EARNINGS (LOSS) PER SHARE (Details)	12 Months Ended
Dec. 31, 2022 shares
EARNINGS (LOSS) PER SHARE (Details) [Line Items]
Shares considers outstanding	606,407,693
Bottom of range [member]
EARNINGS (LOSS) PER SHARE (Details) [Line Items]
Fully diluted shares considers outstanding	606,407,693
Top of range [member]
EARNINGS (LOSS) PER SHARE (Details) [Line Items]
Fully diluted shares considers outstanding	605,801,285,307